Intangible Assets, net	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, net

Note 6 – Intangible Assets, net

In 2022, the Company acquired the intellectual property of Mighty Fire Breaker LLC (“MFB California”), 19 patents centered around its MFB Technology for the prevention and spread of wildfires. The granted patents include MFB California’s main chemistry and applications. MFB California had 21 trademarks and various copyrights. Internally generated patents, trademarks and copyrights, are expensed as incurred.

In December 2025, the Company entered into Intellectual Property Purchase Agreement to protect our existing patents. The purchase price is $100,000 in cash and 220,000 shares of Common stock valued at $1,775,400, which shall be issued within 30 days of the closing date. The common stock was issued in January 2026.

As of December 31, 2025 and 2024, finite lived intangible assets consisted of the following:

	December 31,	December 31,
	2025	2024
Acquired patents (19)	$4,195,353	$4,195,353
Patent and technology assets	1,243,000	–
Non-compete Agreement	632,400	–
Accumulated amortization	(743,793)	(495,862)
Intangible assets, net	$5,326,960	$3,699,491

Estimated future amortization expense for finite lived intangibles are as follows:

December 31,

2026	$381,889
2027	381,889
2028	381,889
2029	381,889
2030	381,889
Thereafter	3,417,515
$5,326,960

As of December 31, 2025, the weighted-average useful life is 14.08 years.

During the years ended December 31, 2025 and 2024, the amortization expense was $247,931 and $248,615, respectively.